Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net debt
Net debt beginning balance	SFr 6,587,116	SFr 20,019,967
Cash flows	(2,455,181)	(13,057,429)
Effect of modification to lease terms	(252,994)	(179,197)
Foreign exchange differences	(356,948)	(196,225)
Net debt ending balance	3,521,993	6,587,116
Leases
Net debt
Net debt beginning balance	(373,135)	(482,014)
Cash flows	281,793	288,076
Effect of modification to lease terms	(252,994)	(179,197)
Net debt ending balance	(344,336)	(373,135)
Cash and cash equivalents
Net debt
Net debt beginning balance	6,957,086	20,484,836
Cash flows	(2,734,657)	(13,331,525)
Foreign exchange differences	(356,948)	(196,225)
Net debt ending balance	3,865,481	6,957,086
Other financial assets
Net debt
Net debt beginning balance	3,165	17,145
Cash flows	(2,317)	(13,980)
Net debt ending balance	SFr 848	SFr 3,165